Stockholders' Equity (Deficit) - Schedule of Stock Options Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options, Outstanding, Beginning balance	442,172	264,426	157,664
Options Exercisable, Beginning balance	219,085	117,218
Options, Granted		213,784	106,762
Options, Exercised
Options, Forfeited/Cancelled		(36,038)
Options, Outstanding, Ending balance		442,172	264,426
Options Exercisable, , Ending balance		219,085	117,218
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.53	$ 0.41	$ 0.42
Weighted Average Exercise Price, Exercisable	1.31	0.42
Weighted Average Exercise Price, Granted		4.79	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled		0.40
Weighted Average Exercise Price, Outstanding, Ending balance	2.77	2.53	0.41
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 2.18	$ 1.31	$ 0.42